497(e)
                                                                      333-142456

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 1, 2010 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

PORTFOLIO SUB-ADVISER CHANGES

Effective on or about February 1, 2010, BlackRock Investment Management, LLC will replace SSgA Funds Management, Inc. as the Sub-Adviser to the Multimanager Small Cap Value, EQ/Large Cap Growth PLUS, EQ/Large Cap Core PLUS, EQ/Mid Cap Value PLUS and EQ/International Core PLUS Portfolios.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.










 Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company.


    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

RIA 01 (1/10)                                          Catalog No. 143829 (1/10)
RIA NB/IF (AR)                                                            x03008